Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Details of Other Liabilities

	2019		2018		2017
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Extension of concessions	529	593	348	436	179	342
Liabilities for contractual claims (1)	170	59	175	41	90	2,008
Miscellaneous	4	658	26	245	8	33

	703	1,310	549	722	277	2,383

(1)	See Note 15.